CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (12,788,399)	$ (7,162,908)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	250,558	68,080
Bad debt expense	0	38,352
Impairment of intangible asset	0	139,700
Amortization of debt discount	4,866,476	1,019,319
Stock issued for services	270,614	500,000
Stock-based compensation	2,531,568	1,982,795
Financing costs	4,156,291	368,118
Change in fair value of derivative liability	(3,107,808)	(140,532)
Changes in operating assets and liabilities:
Accounts receivable	(408,816)	2,455
Contract assets	630,740	(684,185)
Prepaid expenses and other current assets	(614,828)	(395,953)
Accounts payable	35,003	250,330
Accrued expenses	(9,406)	1,258,353
Customer deposits	1,787,739	0
Net cash used in operating activities	(2,400,268)	(2,756,076)
Investing activities
Purchase of property and equipment	(137,811)	(4,805)
Purchase of intangible assets	(400,000)	0
Net cash used in investing activities	(537,811)	(4,805)
Financing activities
Proceeds from issuance of notes payable	0	2,455,000
Proceeds from issuance of convertible notes payable	4,724,950	0
Repayment of notes payable	(470,800)	0
Proceeds from issuance of common stock	0	150,000
Net cash provided by financing activities	4,254,150	2,605,000
Net increase (decrease) in cash	1,316,071	(155,881)
Cash - beginning of the year	96,308	252,189
Cash - end of the year	1,412,379	96,308
Cash paid for income taxes	0	0
Cash paid for interest	399,003	74,515
Supplemental schedule of non-cash investing and financing activities
Discount on notes payable from derivative liability	1,563,929	0
Discount on convertible notes payable from derivative liability	2,564,950	0
Shares issued for settlement of accrued interest	61,464	0
Accrued interest settled through note payable	78,929	0
Settlement of derivative liability	5,895,190	0
Shares issued for intangible assets	250,000	0
Shares issued for property and equipment	57,507	0
Returnable shares issued in connection with notes payable	120	16
Return of returnable shares issued in connection with notes payable	136	0
Discount on note payable from issuance of warrants	3,343,577	1,142,378
Discount on note payable from derivative liability	0	525,000
Original issuance discount on note payable	0	175,000
Warrants issued for intangible assets	0	119,383
Guaranteed interest on note payable	$ 0	$ 30,800